Consolidated Statements of Cash Flows	12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CAD ($)
Operating activities
Income (loss) for the year		$ (997,845)		$ (116,419)		$ 2,524,763
Adjusted for:
Accretion expense - office lease		5,326		1,456		0
Amortization of right-of-use asset		9,895		2,474		0
Income taxes expense		0		37,858		0
Interest income		(3,365)		(1,376)		(1,091)
Interest expense		0		0		6,291
Gain on sale of royalty interests, net of costs		0		(176,398)		0
Gain on settlement of debt		0		0		(2,779,882)
Equity-settled share-based compensation		399,140		0		0
Changes in working capital items:
Amounts receivable and other assets		(13,544)		7,474		(3,841)
Amounts payable and other liabilities		127,260		6,882		2,114
Due to related parties		27,453		50,465		8,769
Net cash used in operating activities		(445,680)		(288,514)		(242,877)
Investing activities
Acquisition of mineral property interests		(75,000)		(130,000)		0
Sale of royalty interest, net of costs		0		176,399		0
Interest received		3,365		1,376		1,091
Net cash provided by investing activities		(71,635)		47,775		1,091
Financing activities
Office lease payment (base rent portion capitalized under IFRS 16)		(12,792)		(2,132)		0
Proceeds from exercise of warrants and options		645,455		236,364		0
Proceeds from private placement		0		0		500,000
Share issuance costs		0		(4,981)		(16,558)
Repayment of loan payable		0		0		(100,000)
Interest paid on related-party loan		0		0		(7,500)
Net cash provided by financing activities		632,663		229,251		375,942
Increase (decrease) in cash		$ 115,348		$ (11,488)		$ 134,156
Cash, beginning of the year	$ 206,443		$ 206,529		$ 72,373
Cash, end of the year	$ 321,791		$ 195,041		$ 206,529